Stated share capital - Authorised and issued (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Authorised number of shares (in shares)	10,000,000,000	10,000,000,000	10,000,000,000
Reconciliation of issued number of shares
Number of shares in issue at beginning of the year (in shares)	2,830,370,000	2,808,406,000	2,923,571,000
Shares issued under Sibanye-Stillwater/SGL Share Plan (in shares)	197,000	21,964,000	32,535,000
Shares delisted (share buy-back) (in shares)	0	0	(147,700,000)
Number of shares in issue at end of the year (in shares)	2,830,567,000	2,830,370,000	2,808,406,000
Repurchase value			R 8,503
Repurchase price, per share (in ZAR per share)			R 57.57